AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 68.9%
Communication Services - 18.4%
Alphabet, Inc., Class C*	125,000	$183,699,999
Bollore SA (France)	97,075,700	361,589,711
Comcast Corp., Class A	1,100,000	50,886,000
Fox Corp., Class A	6,300,000	175,329,000
Fox Corp., Class B	3,100,000	86,707,000
News Corp., Class A	11,700,000	164,034,000
The Walt Disney Co.	1,550,000	192,324,000

Total Communication Services		1,214,569,710
Consumer Discretionary - 8.4%
Booking Holdings, Inc.*	85,000	145,407,800
Continental AG (Germany)	1,190,000	128,959,036
Hyundai Mobis Co., Ltd. (South Korea)	370,000	72,588,051
Macy's, Inc.[1]	19,500,000	111,150,000
Ralph Lauren Corp.	404,000	27,459,880
Rinnai Corp. (Japan)	620,000	60,475,582
Stanley Electric Co., Ltd. (Japan)	166,668	4,803,227

Total Consumer Discretionary		550,843,576
Consumer Staples - 17.5%
Associated British Foods PLC (United Kingdom)	4,550,000	109,543,883
Beiersdorf AG, ADR (Germany)	4,305,280	98,246,490
The Coca-Cola Co.	3,000,000	148,110,000
Colgate-Palmolive Co.	1,100,000	84,865,000
Hengan International Group Co., Ltd. (China)	6,935,400	50,767,614
Ingredion, Inc.	390,000	29,515,200
KT&G Corp. (South Korea)	500,000	35,311,007
PepsiCo, Inc.	1,500,000	207,900,000
The Procter & Gamble Co.	1,450,000	201,535,500
Sysco Corp.	3,000,000	186,660,000

Total Consumer Staples		1,152,454,694
Energy - 0.8%
ConocoPhillips	650,000	21,346,000
Exxon Mobil Corp.	600,000	20,598,000
Weatherford International PLC (Switzerland)*	5,443,901	10,615,607

Total Energy		52,559,607
Financials - 6.8%
The Bank of New York Mellon Corp.	2,300,000	78,982,000
First Hawaiian, Inc.[2]	1,530,000	22,139,100
FirstCash, Inc.	460,000	26,316,600
The Goldman Sachs Group, Inc.	180,000	36,174,600
State Street Corp.	1,900,000	112,727,000
U.S. Bancorp	2,800,000	100,380,000
	Shares	Value

Wells Fargo & Co.	3,050,000	$71,705,500

Total Financials		448,424,800
Health Care - 3.5%
Anthem, Inc.	300,000	80,577,000
Johnson & Johnson	1,000,000	148,880,000

Total Health Care		229,457,000
Industrials - 4.5%
Aggreko PLC (United Kingdom)	3,848,864	18,301,667
Brenntag AG (Germany)	3,600,000	228,896,029
GrafTech International, Ltd.	2,500,621	17,104,247
MSC Industrial Direct Co., Inc., Class A	530,000	33,538,400
Valmont Industries, Inc.	3,529	438,231

Total Industrials		298,278,574
Information Technology - 7.8%
Cisco Systems, Inc.	1,400,000	55,146,000
Cognizant Technology Solutions Corp., Class A	2,300,000	159,666,000
Corning, Inc.	1,100,000	35,651,000
Infosys, Ltd., Sponsored ADR (India)	1,265,000	17,469,650
Microsoft Corp.	900,000	189,297,000
Oracle Corp.	1,000,000	59,700,000

Total Information Technology		516,929,650
Materials - 1.2%
Huntsman Corp.	3,500,000	77,735,000

Total Common Stocks (Cost $3,750,513,870)		4,541,252,611

	Principal Amount
Corporate Bonds and Notes - 2.9%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[3]	$51,359,000	35,368,889
Financials - 0.7%
Service Properties Trust
4.350%, 10/01/24	30,463,000	27,569,015
4.500%, 03/15/25	7,623,000	6,879,757
4.650%, 03/15/24	11,665,000	10,848,450

Total Financials		45,297,222
Industrials - 1.7%
Macy's Retail Holdings, LLC
2.875%, 02/15/23	14,800,000	11,969,500
3.625%, 06/01/24	3,748,000	2,734,916
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2,3]	166,485,000	99,891,000

Total Industrials		114,595,416

Total Corporate Bonds and Notes (Cost $283,745,775)		195,261,527

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stock - 10.0%
Information Technology - 10.0%
Samsung Electronics Co., Ltd., 2.000% (South Korea)	15,300,000	$658,527,448

Total Preferred Stock (Cost $338,382,760)		658,527,448

	Principal Amount
Short-Term Investments - 18.0%
Joint Repurchase Agreements - 0.2%[4]
Bank of America Securities, Inc., dated 09/30/20, due 10/01/20, 0.060% total to be received $372,312 (collateralized by various U.S. Treasuries, 1.250% - 2.375%, 10/31/21 - 05/15/29, totaling $379,757)	$372,311	372,311
Cantor Fitzgerald Securities, Inc., dated 09/30/20, due 10/01/20, 0.100% total to be received $1,067,695 (collateralized by various U.S. Government Agency Obligations, 0.415% - 9.000%, 10/25/20 - 06/20/69, totaling $1,089,046)	1,067,692	1,067,692
Citadel Securities LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $1,329,365 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/08/20 - 08/15/50, totaling $1,355,954)	1,329,361	1,329,361
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $2,287,758 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $2,333,508)	2,287,753	2,287,753
	Principal Amount	Value

MUFG Securities America, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $2,287,758 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 08/01/35 - 09/01/50, totaling $2,333,508)	$2,287,753	$2,287,753
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $2,287,758 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $2,333,508)	2,287,753	2,287,753

Total Joint Repurchase Agreements		9,632,623

	Shares
Other Investment Companies - 17.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[5]	463,981,292	463,981,292
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[5]	712,243,840	712,243,840

Total Other Investment Companies		1,176,225,132

Total Short-Term Investments (Cost $1,185,857,755)		1,185,857,755
Total Investments - 99.8% (Cost $5,558,500,160)		6,580,899,341
Other Assets, less Liabilities - 0.2%		13,506,369
Net Assets - 100.0%		$6,594,405,710

*	Non-income producing security.
[1]	Affiliated issuer. See summary of affiliated investment transaction for details.
[2]	Some of these securities, amounting to $8,784,807 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $135,259,889 or 2.1% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following schedule shows the value of affiliated investments at September 30, 2020.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
Macy's, Inc.	19,500,000	$89,348,645	$55,069,780	$(58,851,780)	$ (97,177,085)	$6,417,500	$111,150,000

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$852,979,999	$361,589,711	—	$1,214,569,710
Consumer Staples	956,832,190	195,622,504	—	1,152,454,694
Consumer Discretionary	284,017,680	266,825,896	—	550,843,576
Information Technology	516,929,650	—	—	516,929,650
Financials	448,424,800	—	—	448,424,800
Industrials	51,080,878	247,197,696	—	298,278,574
Health Care	229,457,000	—	—	229,457,000
Materials	77,735,000	—	—	77,735,000
Energy	52,559,607	—	—	52,559,607
Corporate Bonds and Notes†	—	195,261,527	—	195,261,527
Preferred Stock†	—	658,527,448	—	658,527,448
Short-Term Investments
Joint Repurchase Agreements	—	9,632,623	—	9,632,623
Other Investment Companies	1,176,225,132	—	—	1,176,225,132
Total Investments in Securities	$4,646,241,936	$1,934,657,405	—	$6,580,899,341

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Bermuda	1.9
China	0.9
France	6.7
Germany	8.5
India	0.3
Japan	1.2
South Korea	14.2
Switzerland	0.2
United Kingdom	2.4
United States	63.7
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,784,807	$9,632,623	—	$9,632,623
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.